Intangible Assets (Narrative) (Details) - USD ($) shares in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2018	Nov. 30, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 28, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill			$ 882,000	$ 784,000
Other revenue, potential upfront payment related to product sales			4,800,000
Payments to acquire businesses			5,000,000	20,000,000	$ 0
Additions to intangible assets			772,944	3,819,486	1,213,110
Amortization of intangible assets			4,134,557	2,769,466	$ 2,436,222
Product and License Rights
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross			37,400,742	36,573,941
Patents
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross			9,882,511	9,428,266
Additions to intangible assets			700,000	400,000
Methotrexate
Acquired Finite-Lived Intangible Assets [Line Items]
Payments to acquire businesses		$ 100,000
Stock issued during period, acquisitions			900,000	$ 1,100,000
Methotrexate | Nordic
Acquired Finite-Lived Intangible Assets [Line Items]
Stock issued during period, acquisitions			1,000,000.0
Methotrexate | Restricted Stock
Acquired Finite-Lived Intangible Assets [Line Items]
Stock issued during period, acquisitions (in shares)		180
VIBATIV
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 882,000
Payments to acquire businesses	20,000,000.0		20,000,000
Intellectual property amortizable intangible assets	$ 11,750,000
Increase in goodwill			$ 100,000
Vaprisol | Product and License Rights
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross						$ 3,000,000.0